Commitments and Contingencies (Details)	Jul. 02, 2023 lawsuit company	Jan. 01, 2023 company	May 31, 2021 vote
Loss Contingencies [Line Items]
Number of other companies | company		120
Zantac Related Class Action | CANADA
Loss Contingencies [Line Items]
Number of pututive class action lawsuits, named | lawsuit	4
Number of pututive class action lawsuits | lawsuit	7
Alleged Violations Of State Consumer Fraud Statutes
Loss Contingencies [Line Items]
Number of cases | vote			1
Occidental Chemical Corporation
Loss Contingencies [Line Items]
Number of other companies | company	120